Earnings Per Share (''EPS'') (Details 1) - shares	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive options excluded from earnings per share computation	41,200	9,010	9,010